Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited)

Shares			Value	Percentage of Net Assets
COMMON STOCK: 98.5%
		Communication Services: 2.2%
18,955	(1)	AMC Networks, Inc.	$333,229	0.1
7,386		ATN International, Inc.	302,235	0.1
6,973		Cogent Communications Holdings, Inc.	444,319	0.2
45,968	(1)	DHI Group, Inc.	178,356	0.1
55,594		Entravision Communications Corp.	336,344	0.2
14,758	(1)	Integral Ad Science Holding Corp.	210,597	0.1
11,830		Iridium Communications, Inc.	732,632	0.3
7,812	(1)	Liberty Media Corp.- Liberty Braves C Tracking Stock	263,186	0.1
7,380		Marcus Corp.	118,080	0.1
17,133	(1)	Ooma, Inc.	214,334	0.1
3,832		Scholastic Corp.	131,131	0.1
1,526		Shutterstock, Inc.	110,787	0.0
5,209	(1)	TechTarget, Inc.	188,149	0.1
5,350	(1)	Thryv Holdings, Inc.	123,371	0.1
30,220	(1)	Yelp, Inc.	927,754	0.4
8,335	(1)	ZipRecruiter, Inc.	132,860	0.1
			4,747,364	2.2

		Consumer Discretionary: 13.8%
4,908	(1)	Abercrombie & Fitch Co. - Class A	136,197	0.1
32,445		Academy Sports & Outdoors, Inc.	2,117,036	1.0
30,110	(1)	Accel Entertainment, Inc.	274,302	0.1
15,362		ADT, Inc.	111,067	0.0
60,537	(1)	American Axle & Manufacturing Holdings, Inc.	472,794	0.2
144,675	(1),(2)	AMMO, Inc.	285,010	0.1
7,225	(1)	Asbury Automotive Group, Inc.	1,517,250	0.7
2,724	(1)	Autonation, Inc.	365,997	0.2
6,180	(1)	Bally's Corp.	120,634	0.1
23,497	(1)	Beazer Homes USA, Inc.	373,132	0.2
14,954	(2)	Big Lots, Inc.	163,896	0.1
30,672		Bloomin Brands, Inc.	786,737	0.4
5,348	(1)	Boot Barn Holdings, Inc.	409,871	0.2
2,115		Boyd Gaming Corp.	135,614	0.1
4,261	(1)	Brinker International, Inc.	161,918	0.1
24,574		Buckle, Inc.	877,046	0.4
660	(1)	Cavco Industries, Inc.	209,708	0.1
23,563	(1)	Century Casinos, Inc.	172,717	0.1
10,626	(2)	Cheesecake Factory	372,441	0.2
6,810	(1)	Chegg, Inc.	111,003	0.0
93,151	(1)	Chico's FAS, Inc.	512,330	0.2
18,499	(1)	Conn's, Inc.	112,104	0.1
11,965	(1)	Coursera, Inc.	137,837	0.1
952	(1)	CROCS, Inc.	120,371	0.1
15,377		Dana, Inc.	231,424	0.1
730		Dick's Sporting Goods, Inc.	103,580	0.0
12,741		Dine Brands Global, Inc.	861,801	0.4
8,129	(1)	Dorman Products, Inc.	701,207	0.3
22,464		El Pollo Loco Holdings, Inc.	215,430	0.1
11,391		Gentex Corp.	319,290	0.1
7,050	(1)	G-III Apparel Group Ltd.	109,627	0.0
19,470	(1)	Golden Entertainment, Inc.	847,140	0.4
4,330	(1)	Green Brick Partners, Inc.	151,810	0.1
5,552		Group 1 Automotive, Inc.	1,257,084	0.6
7,154	(2)	Guess?, Inc.	139,217	0.1
3,016		Harley-Davidson, Inc.	114,517	0.1
12,831		Haverty Furniture Cos., Inc.	409,437	0.2
8,088	(1)	Hilton Grand Vacations, Inc.	359,350	0.2
2,331	(1)	Hovnanian Enterprises, Inc.	158,135	0.1
12,249		Installed Building Products, Inc.	1,396,753	0.6
11,841		International Game Technology PLC	317,339	0.1
8,537		Jack in the Box, Inc.	747,756	0.3
4,380		LCI Industries	481,231	0.2
2,924	(1)	M/I Homes, Inc.	184,475	0.1
10,577	(1)	MarineMax, Inc.	304,089	0.1
13,408		MDC Holdings, Inc.	521,169	0.2
7,823		Meritage Homes Corp.	913,413	0.4
1,510		Monarch Casino & Resort, Inc.	111,966	0.1
2,197		Monro, Inc.	108,598	0.0
16,988		Movado Group, Inc.	488,745	0.2
5,487	(1)	National Vision Holdings, Inc.	103,375	0.0
8,458		Oxford Industries, Inc.	893,080	0.4
8,297		Patrick Industries, Inc.	570,916	0.3
9,620	(1)	Penn Entertainment, Inc.	285,329	0.1
49,425	(1)	Playa Hotels & Resorts NV	474,480	0.2
3,100		Ralph Lauren Corp.	361,677	0.2
16,959	(1)	Shake Shack, Inc.	941,055	0.4
17,938		Shoe Carnival, Inc.	460,110	0.2
8,833		Signet Jewelers Ltd.	687,031	0.3
5,912		Sonic Automotive, Inc.	321,258	0.1
6,953	(1)	Taylor Morrison Home Corp.	266,022	0.1
8,924	(1)	Tri Pointe Homes, Inc.	225,956	0.1
33,306	(1)	Under Armour, Inc. - Class A	316,074	0.1
4,813		Upbound Group, Inc.	117,967	0.1
28,871	(1)	Vista Outdoor, Inc.	800,015	0.4
22,645		Wendy's Company	493,208	0.2
16,921		Winnebago Industries	976,342	0.4
24,591	(1)	Zumiez, Inc.	453,458	0.2
			30,358,948	13.8

		Consumer Staples: 5.5%
14,364		Andersons, Inc.	593,521	0.3
15,055		Calavo Growers, Inc.	433,132	0.2
2,004		Cal-Maine Foods, Inc.	122,024	0.1
11,148	(1)	Central Garden & Pet Co. - CENT	457,737	0.2
965		Coca-Cola Consolidated, Inc.	516,352	0.2
7,766	(1)	Duckhorn Portfolio, Inc./The	123,479	0.1
16,657	(1)	elf Beauty, Inc.	1,371,704	0.6

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

24,557		Fresh Del Monte Produce, Inc.	739,411	0.3
9,672	(1)	Herbalife Nutrition Ltd.	155,719	0.1
66,585	(1)	Hostess Brands, Inc.	1,656,635	0.8
6,240		Ingles Markets, Inc.	553,488	0.2
1,752		Inter Parfums, Inc.	249,205	0.1
6,760		Medifast, Inc.	700,809	0.3
15,638	(1)	Natures Sunshine Prods, Inc.	159,664	0.1
2,913		Nu Skin Enterprises, Inc.	114,510	0.0
25,842	(1)	Simply Good Foods Co/The	1,027,736	0.5
20,429		SpartanNash Co.	506,639	0.2
14,840		Turning Point Brands, Inc.	311,640	0.1
14,199	(1)	United Natural Foods, Inc.	374,144	0.2
6,443	(1)	USANA Health Sciences, Inc.	405,265	0.2
101,233		Vector Group Ltd.	1,215,808	0.5
10,819	(1)	Vital Farms, Inc.	165,531	0.1
67,954	(1)	Whole Earth Brands, Inc.	173,962	0.1
			12,128,115	5.5

		Energy: 4.7%
70,475		Archrock, Inc.	688,541	0.3
18,934		Civitas Resources, Inc.	1,293,950	0.6
11,851		CONSOL Energy, Inc.	690,558	0.3
15,273		Dorian L.P.G Ltd.	304,544	0.1
12,191	(1)	Green Plains, Inc.	377,799	0.2
11,211		Helmerich & Payne, Inc.	400,793	0.2
8,929		Magnolia Oil & Gas Corp.	195,366	0.1
1,141	(1)	Nabors Industries Ltd.	139,099	0.1
23,504	(2)	Northern Oil and Gas, Inc.	713,346	0.3
48,475	(1)	Oceaneering International, Inc.	854,614	0.4
65,339	(1)	Oil States International, Inc.	544,274	0.2
66,228		Patterson-UTI Energy, Inc.	774,868	0.4
4,203		Ranger Oil Corp.	171,650	0.1
6,483	(1)	REX American Resources Corp.	185,349	0.1
17,943	(1)	SandRidge Energy, Inc.	258,559	0.1
41,300		SM Energy Co.	1,163,008	0.5
7,915	(1)	Talos Energy, Inc.	117,459	0.1
46,237	(1)	US Silica Holdings, Inc.	552,070	0.2
37,066		World Fuel Services Corp.	947,036	0.4
			10,372,883	4.7

		Financials: 17.2%
1,700		Affiliated Managers Group, Inc.	242,114	0.1
22,483		Amalgamated Financial Corp.	397,724	0.2
3,893		A-Mark Precious Metals, Inc.	134,892	0.1
20,316		American Equity Investment Life Holding Co.	741,331	0.3
2,383		Ameris Bancorp.	87,170	0.0
26,020		Apollo Commercial Real Estate Finance, Inc.	242,246	0.1
23,299		Arbor Realty Trust, Inc.	267,706	0.1
23,810		Assured Guaranty Ltd.	1,196,929	0.5
2,585		Axis Capital Holdings Ltd.	140,934	0.1
38,679		Banc of California, Inc.	484,648	0.2
10,156	(1)	Bancorp, Inc.	282,845	0.1
9,445		Banner Corp.	513,525	0.2
43,090		Berkshire Hills Bancorp, Inc.	1,079,835	0.5
18,639		Brightsphere Investment Group, Inc.	439,508	0.2
72,120		BrightSpire Capital, Inc.	425,508	0.2
79,055		Brookline Bancorp, Inc.	830,078	0.4
18,253	(1)	Carter Bankshares, Inc.	255,542	0.1
43,142		Central Pacific Financial Corp.	772,242	0.4
28,305		Columbia Banking System, Inc.	606,293	0.3
1,877		Community Bank System, Inc.	98,524	0.0
15,561	(1)	Consumer Portfolio Services, Inc.	166,347	0.1
14,821	(1)	Customers Bancorp, Inc.	274,485	0.1
4,769		CVB Financial Corp.	79,547	0.0
35,085		Eastern Bankshares, Inc.	442,773	0.2
57,135		Ellington Financial, Inc.	697,618	0.3
21,788	(1)	Enova International, Inc.	968,041	0.4
4,269		Enterprise Financial Services Corp.	190,355	0.1
6,528		Esquire Financial Holdings, Inc.	255,245	0.1
1,001		Evercore, Inc.	115,495	0.1
28,115		EVERTEC, Inc.	948,881	0.4
62,194	(1)	Ezcorp, Inc.	534,868	0.2
6,018		Financial Institutions, Inc.	116,027	0.1
111,452		First BanCorp. Puerto Rico	1,272,782	0.6
3,280		First BanCorp. Southern Pines NC	116,506	0.1
18,021		First Financial Bancorp.	392,317	0.2
51,829		First Hawaiian, Inc.	1,069,232	0.5
211,002	(1)	Genworth Financial, Inc.	1,059,230	0.5
12,156		Hancock Whitney Corp.	442,478	0.2
40,255		Hanmi Financial Corp.	747,535	0.3
4,305	(2)	Hannon Armstrong Sustainable Infrastructure Capital, Inc.	123,123	0.1
9,413		Heartland Financial USA, Inc.	361,083	0.2
5,113		Heritage Financial Corp.	109,418	0.1
11,551		HomeTrust Bancshares, Inc.	284,039	0.1
1,678		Independent Bank Corp.	110,110	0.1
12,907		Independent Bank Corp. Michigan	229,357	0.1
12,190		International Bancshares Corp.	521,976	0.2
1,371		Investors Title Co.	207,021	0.1
16,794		James River Group Holdings Ltd.	346,796	0.2
57,739		KKR Real Estate Finance Trust, Inc.	657,647	0.3
47,578		Ladder Capital Corp.	449,612	0.2
12,332	(1)	LendingTree, Inc.	328,771	0.1
12,859		MFA Financial, Inc.	127,561	0.1
37,987	(1)	Mr Cooper Group, Inc.	1,556,327	0.7
43,953		OFG Bancorp	1,096,188	0.5

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

5,312	(1)	Palomar Holdings, Inc.	293,222	0.1
79,660	(1)	Payoneer Global, Inc.	500,265	0.2
16,799		Peapack-Gladstone Financial Corp.	497,586	0.2
14,300		Pennymac Mortgage Investment Trust	176,319	0.1
5,636		Popular, Inc.	323,563	0.1
15,347		Provident Bancorp, Inc.	104,974	0.0
7,373		Provident Financial Services, Inc.	141,414	0.1
2,863		Red River Bancshares, Inc.	137,739	0.1
5,260		Regional Management Corp.	137,233	0.1
50,263		Rithm Capital Corp.	402,104	0.2
30,195		S&T Bancorp, Inc.	949,633	0.4
27,838		Seacoast Banking Corp. of Florida	659,761	0.3
1,766		ServisFirst Bancshares, Inc.	96,477	0.0
30,445		Southside Bancshares, Inc.	1,010,774	0.5
11,219	(2)	Starwood Property Trust, Inc.	198,464	0.1
15,211		Stewart Information Services Corp.	613,764	0.3
20,067		TrustCo Bank Corp. NY	640,940	0.3
23,339		Two Harbors Investment Corp.	343,317	0.2
7,623		UMB Financial Corp.	440,000	0.2
57,777		United Community Banks, Inc./GA	1,624,689	0.7
5,293		Unity Bancorp, Inc.	120,733	0.1
39,588		Universal Insurance Holdings, Inc.	721,293	0.3
13,432		Unum Group	531,370	0.2
12,594		Virtu Financial, Inc.	238,027	0.1
2,281		Virtus Investment Partners, Inc.	434,280	0.2
16,563		Westamerica Bancorp.	733,741	0.3
3,593		Wintrust Financial Corp.	262,109	0.1
			37,972,176	17.2

		Health Care: 10.4%
14,818	(1)	2seventy bio, Inc.	151,144	0.1
16,888	(1)	Acadia Pharmaceuticals, Inc.	317,832	0.1
7,648	(1)	Addus HomeCare Corp.	816,500	0.4
17,067	(1)	AMN Healthcare Services, Inc.	1,415,878	0.6
4,785	(1)	Amphastar Pharmaceuticals, Inc.	179,437	0.1
10,476	(1)	Arcus Biosciences, Inc.	191,082	0.1
37,942	(1)	Atara Biotherapeutics, Inc.	110,032	0.0
31,420	(1)	Atea Pharmaceuticals, Inc.	105,257	0.0
35,730	(1)	Avanos Medical, Inc.	1,062,610	0.5
5,073	(1)	Axonics, Inc.	276,783	0.1
4,003	(1)	Blueprint Medicines Corp.	180,095	0.1
27,863	(1),(2)	Cara Therapeutics, Inc.	136,807	0.1
7,391	(1)	Catalyst Pharmaceuticals, Inc.	122,543	0.1
40,968	(1)	Cerus Corp.	121,675	0.1
45,906	(1)	Coherus Biosciences, Inc.	313,997	0.1
24,055	(1)	Computer Programs & Systems, Inc.	726,461	0.3
7,636		Conmed Corp.	793,075	0.4
20,979	(1)	Cross Country Healthcare, Inc.	468,251	0.2
11,829	(1)	Cytokinetics, Inc.	416,263	0.2
5,425	(1),(2)	Doximity, Inc.	175,661	0.1
11,676		Embecta Corp.	328,329	0.1
8,025	(1)	Enanta Pharmaceuticals, Inc.	324,531	0.1
8,012	(1)	Enhabit, Inc.	111,447	0.0
5,853		Ensign Group, Inc.	559,196	0.3
17,934	(1)	Exelixis, Inc.	348,099	0.2
19,645	(1)	Fate Therapeutics, Inc.	111,977	0.0
23,530	(1)	Fulcrum Therapeutics, Inc.	67,061	0.0
3,503	(1),(2)	Fulgent Genetics, Inc.	109,364	0.0
7,761	(1),(2)	Harmony Biosciences Holdings, Inc.	253,397	0.1
28,255	(1)	Immunogen, Inc.	108,499	0.0
2,761	(1)	Inari Medical, Inc.	170,464	0.1
641	(1)	Inspire Medical Systems, Inc.	150,039	0.1
61,136	(1)	Ironwood Pharmaceuticals, Inc.	643,151	0.3
1,497	(1)	Lantheus Holdings, Inc.	123,592	0.1
2,211		LeMaitre Vascular, Inc.	113,800	0.1
22,233	(1)	MacroGenics, Inc.	159,411	0.1
21,190	(1)	Merit Medical Systems, Inc.	1,567,001	0.7
20,370	(1)	Myriad Genetics, Inc.	473,195	0.2
179,948	(1)	Nektar Therapeutics	126,485	0.1
10,931	(1)	NeoGenomics, Inc.	190,309	0.1
42,590	(1)	NextGen Healthcare, Inc.	741,492	0.3
8,480	(1)	NuVasive, Inc.	350,309	0.2
26,819	(1)	Orthofix Medical, Inc.	449,218	0.2
35,326	(1)	Owens & Minor, Inc.	513,993	0.2
8,108	(1)	Pacira BioSciences, Inc.	330,887	0.1
4,154		Patterson Cos., Inc.	111,203	0.0
20,732	(1)	Prestige Consumer Healthcare, Inc.	1,298,445	0.6
6,280	(1)	Progyny, Inc.	201,714	0.1
22,424	(1)	REGENXBIO, Inc.	424,038	0.2
889	(1)	Shockwave Medical, Inc.	192,762	0.1
10,120	(1)	SI-BONE, Inc.	199,060	0.1
11,265	(1)	Sight Sciences, Inc.	98,456	0.0
27,315	(1)	Supernus Pharmaceuticals, Inc.	989,622	0.4
7,189	(1)	Tactile Systems Technology, Inc.	118,043	0.1
16,870	(1)	Tandem Diabetes Care, Inc.	685,091	0.3
97,579	(1)	Vanda Pharmaceuticals, Inc.	662,561	0.3
10,954	(1)	Varex Imaging Corp.	199,253	0.1
45,760	(1)	Veradigm, Inc.	597,168	0.3
7,696	(1)	Vir Biotechnology, Inc.	179,086	0.1
7,260	(1)	Xencor, Inc.	202,481	0.1
30,961	(1)	Y-mAbs Therapeutics, Inc.	155,115	0.1
12,060	(1)	Zynex, Inc.	144,720	0.1
			22,965,447	10.4

		Industrials: 17.3%
1,402		AAON, Inc.	135,559	0.1
1,480		Acuity Brands, Inc.	270,440	0.1
5,922	(1)	Aerovironment, Inc.	542,811	0.2
1,326		Albany International Corp.	118,491	0.1
21,732		Apogee Enterprises, Inc.	939,909	0.4

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

15,050		Applied Industrial Technologies, Inc.	2,139,056	1.0
13,341		ArcBest Corp.	1,232,975	0.6
13,430		Aris Water Solution, Inc.	104,620	0.0
21,409		AZZ, Inc.	882,907	0.4
10,931		Barnes Group, Inc.	440,301	0.2
3,704	(1)	BlueLinx Holdings, Inc.	251,724	0.1
18,136		Boise Cascade Co.	1,147,102	0.5
3,464		Brady Corp.	186,121	0.1
5,606		Cadre Holdings, Inc.	120,753	0.1
33,250		Caesarstone Ltd.	137,323	0.1
24,061	(1)	CIRCOR International, Inc.	748,778	0.3
6,962		Comfort Systems USA, Inc.	1,016,174	0.5
22,996		CSG Systems International, Inc.	1,234,885	0.6
22,190		Deluxe Corp.	355,040	0.2
23,868		Dun & Bradstreet Holdings, Inc.	280,210	0.1
20,643	(1)	DXP Enterprises, Inc.	555,710	0.3
7,020		Encore Wire Corp.	1,301,017	0.6
21,325		Enerpac Tool Group Corp.	543,788	0.2
12,579		EnPro Industries, Inc.	1,306,832	0.6
3,052		Exponent, Inc.	304,254	0.1
2,030		Federal Signal Corp.	110,046	0.1
8,318	(1)	Forrester Research, Inc.	269,087	0.1
6,875		Franklin Electric Co., Inc.	646,938	0.3
11,709	(1)	Gates Industrial Corp. PLC	162,638	0.1
9,781		Genco Shipping & Trading Ltd.	153,170	0.1
20,021	(1)	Gibraltar Industries, Inc.	971,019	0.4
24,226	(1)	GMS, Inc.	1,402,443	0.6
28,101		Heidrick & Struggles International, Inc.	853,146	0.4
5,436		Hillenbrand, Inc.	258,373	0.1
4,073	(1)	IBEX Holdings Ltd.	99,381	0.0
31,155		Interface, Inc.	252,979	0.1
8,806		John Bean Technologies Corp.	962,408	0.4
18,069		Kelly Services, Inc.	299,765	0.1
28,937		Korn Ferry	1,497,200	0.7
16,268	(1)	Liquidity Services, Inc.	214,250	0.1
18,152	(1)	Manitowoc Co., Inc./The	310,218	0.1
25,326		Marten Transport Ltd.	530,580	0.2
13,485		Matson, Inc.	804,650	0.4
1,608		Moog, Inc.	162,006	0.1
22,953	(1)	MRC Global, Inc.	223,103	0.1
20,667		Mueller Industries, Inc.	1,518,611	0.7
9,928	(1)	MYR Group, Inc.	1,251,027	0.6
56,871	(1)	NOW, Inc.	634,112	0.3
7,741	(1)	NV5 Global, Inc.	804,832	0.4
28,022	(1)	PGT Innovations, Inc.	703,632	0.3
59,115		Pitney Bowes, Inc.	229,957	0.1
14,442	(1)	Proto Labs, Inc.	478,752	0.2
1,417		Regal Rexnord Corp.	199,414	0.1
23,759	(1)	Resideo Technologies, Inc.	434,315	0.2
14,232		Resources Connection, Inc.	242,798	0.1
9,160	(1)	RXO, Inc.	179,902	0.1
64,073		Safe Bulkers, Inc.	236,429	0.1
9,412	(1)	Sterling Check Corp.	104,944	0.0
7,387	(1)	Sun Country Airlines Holdings, Inc.	151,434	0.1
4,780		Tennant Co.	327,573	0.1
14,997	(1)	Thermon Group Holdings, Inc.	373,725	0.2
16,111	(1)	Titan International, Inc.	168,843	0.1
6,188	(1)	TriNet Group, Inc.	498,815	0.2
5,740		Triton International Ltd.	362,883	0.2
37,951	(1)	Triumph Group, Inc.	439,852	0.2
35,432	(1)	TrueBlue, Inc.	630,690	0.3
15,373	(1)	Tutor Perini Corp.	94,851	0.0
1,695		Unifirst Corp.	298,710	0.1
6,436		Veritiv Corp.	869,761	0.4
1,214		Watts Water Technologies, Inc.	204,340	0.1
2,344	(1)	WillScot Mobile Mini Holdings Corp.	109,887	0.1
			38,030,269	17.3

		Information Technology: 13.0%
74,204	(1)	8x8, Inc.	309,431	0.1
42,570		A10 Networks, Inc.	659,409	0.3
14,269		ADTRAN Holdings, Inc.	226,306	0.1
14,777		Advanced Energy Industries, Inc.	1,448,146	0.7
15,024	(1)	Alarm.com Holdings, Inc.	755,407	0.3
6,783	(1)	Allegro MicroSystems, Inc.	325,516	0.1
90,499	(1)	Arlo Technologies, Inc.	548,424	0.2
20,728	(1)	Avid Technology, Inc.	662,881	0.3
8,904	(1)	Axcelis Technologies, Inc.	1,186,458	0.5
974		Badger Meter, Inc.	118,653	0.1
5,949		Benchmark Electronics, Inc.	140,932	0.1
16,102	(1)	Box, Inc.	431,373	0.2
2,364	(1)	Calix, Inc.	126,687	0.1
5,887	(1)	Cambium Networks Corp.	104,318	0.0
28,901	(1)	Ceva, Inc.	879,457	0.4
4,186	(1)	Clearfield, Inc.	194,984	0.1
33,318	(1)	Cohu, Inc.	1,279,078	0.6
13,940	(1)	Digi International, Inc.	469,499	0.2
8,402	(1)	Diodes, Inc.	779,369	0.4
11,210	(1)	DZS, Inc.	88,447	0.0
15,122	(1)	ePlus, Inc.	741,583	0.3
64,136	(1)	Extreme Networks, Inc.	1,226,280	0.6
1,367	(1)	Fabrinet	162,345	0.1
8,846	(1)	Harmonic, Inc.	129,063	0.1
67,581	(1),(2)	Infinera Corp.	524,428	0.2
7,479	(1)	Insight Enterprises, Inc.	1,069,198	0.5
9,812	(2)	InterDigital, Inc.	715,295	0.3
10,316	(1)	Itron, Inc.	572,022	0.3
6,464	(1)	JFrog Ltd.	127,341	0.1
5,168	(1)	LiveRamp Holdings, Inc.	113,334	0.0
32,361	(1)	MaxLinear, Inc.	1,139,431	0.5
31,899	(1)	Netgear, Inc.	590,450	0.3
17,062	(1)	Onto Innovation, Inc.	1,499,408	0.7
9,440		PC Connection, Inc.	424,422	0.2
14,389	(1)	PDF Solutions, Inc.	610,094	0.3
16,894	(1)	Photronics, Inc.	280,102	0.1
18,515		Progress Software Corp.	1,063,687	0.5
13,816	(1)	Pure Storage, Inc. - Class A	352,446	0.2
899	(1)	Qualys, Inc.	116,888	0.1
22,511	(1)	Rambus, Inc.	1,153,914	0.5
90,961	(1)	Ribbon Communications, Inc.	311,087	0.1
2,828	(1)	Sanmina Corp.	172,480	0.1
28,081	(1)	Scansource, Inc.	854,786	0.4

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

33,798	(1)	Semtech Corp.	815,884	0.4
13,498	(1)	SPS Commerce, Inc.	2,055,745	0.9
3,247		Universal Display Corp.	503,707	0.2
18,840	(1)	Viavi Solutions, Inc.	204,037	0.1
12,060	(1)	Yext, Inc.	115,897	0.0
20,503	(1)	Zuora, Inc.	202,570	0.1
			28,582,699	13.0

		Materials: 5.9%
10,993		AdvanSix, Inc.	420,702	0.2
17,021		American Vanguard Corp.	372,420	0.2
10,362	(1)	Arconic Corp.	271,795	0.1
20,038	(1)	ATI, Inc.	790,700	0.3
3,584		Avient Corp.	147,517	0.1
1,148		Balchem Corp.	145,199	0.1
20,185		Carpenter Technology Corp.	903,481	0.4
12,158		Compass Minerals International, Inc.	416,898	0.2
52,179		FutureFuel Corp.	385,081	0.2
11,065		Haynes International, Inc.	554,246	0.2
17,668		HB Fuller Co.	1,209,375	0.5
2,211	(1)	Ingevity Corp.	158,131	0.1
12,846		Innospec, Inc.	1,318,899	0.6
5,029		Kaiser Aluminum Corp.	375,314	0.2
16,326		Koppers Holdings, Inc.	570,920	0.3
54,287	(1),(2)	Livent Corp.	1,179,114	0.5
16,184		Minerals Technologies, Inc.	977,837	0.4
37,494		Myers Industries, Inc.	803,496	0.4
20,530	(1)	O-I Glass, Inc.	466,236	0.2
88,800		SunCoke Energy, Inc.	797,424	0.4
36,659	(1)	TimkenSteel Corp.	672,326	0.3
6,459		Valhi, Inc.	112,451	0.0
			13,049,562	5.9

		Real Estate: 6.3%
25,568		Acadia Realty Trust	356,674	0.2
38,955	(1)	Ashford Hospitality Trust, Inc.	125,045	0.1
170,749		Brandywine Realty Trust	807,643	0.4
62,685		Chatham Lodging Trust	657,566	0.3
6,041		Community Healthcare Trust, Inc.	221,101	0.1
5,142		CubeSmart	237,663	0.1
83,557	(1)	Cushman & Wakefield PLC	880,691	0.4
54,301		DiamondRock Hospitality Co.	441,467	0.2
14,073		DigitalBridge Group, Inc.	168,735	0.1
72,031		Diversified Healthcare Trust	97,242	0.0
70,534		Essential Properties Realty Trust, Inc.	1,752,770	0.8
20,100		Highwoods Properties, Inc.	466,119	0.2
855	(1)	Jones Lang LaSalle, Inc.	124,394	0.1
36,088		Kennedy-Wilson Holdings, Inc.	598,700	0.3
14,025		Kilroy Realty Corp.	454,410	0.2
1,080		Lamar Advertising Co.	107,881	0.0
12,370		National Retail Properties, Inc.	546,135	0.2
14,150		Office Properties Income Trust	174,045	0.1
81,344		Outfront Media, Inc.	1,320,213	0.6
13,024		Piedmont Office Realty Trust, Inc.	95,075	0.0
35,621		RE/MAX Holdings, Inc.	668,250	0.3
78,881		Retail Opportunity Investments Corp.	1,101,179	0.5
10,767		RMR Group, Inc.	282,526	0.1
101,594		SITE Centers Corp.	1,247,574	0.6
104,738		Uniti Group, Inc.	371,820	0.2
58,003		Whitestone REIT	533,628	0.2
			13,838,546	6.3

		Utilities: 2.2%
1,402		American States Water Co.	124,624	0.0
30,556		Avista Corp.	1,297,102	0.6
8,192		Chesapeake Utilities Corp.	1,048,494	0.5
11,685		National Fuel Gas Co.	674,692	0.3
7,021		ONE Gas, Inc.	556,274	0.2
17,915		Unitil Corp.	1,021,871	0.5
7,103	(2)	Via Renewables, Inc.	130,546	0.1
			4,853,603	2.2

	Total Common Stock
	(Cost $204,438,002)		216,899,612	98.5

RIGHTS: 0.0%
		Health Care: –%
7,651	(1),(3),(4)	Aduro Biotech, Inc. - CVR	–	–

		Industrials: 0.0%
5,862	(1)	Triumph Group, Inc.	2,902	0.0

	Total Rights
	(Cost $–)		2,902	0.0

WARRANTS: 0.0%
		Energy: 0.0%
1,219	(1)	Chord Energy Corp.	75,986	0.0
645	(1)	Nabors Industries Ltd.	12,094	0.0

	Total Warrants
	(Cost $37,789)		88,080	0.0

	Total Long-Term Investments
	(Cost $204,475,791)		216,990,594	98.5

Principal Amount†			Value	Percentage of Net Assets
SHORT-TERM INVESTMENTS: 3.2%
		Repurchase Agreements: 2.0%
1,084,698	(5)	Bank of America Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,085,128, collateralized by various U.S. Government Agency Obligations, 1.500%-3.000%, Market Value plus accrued interest $1,106,392, due 11/01/49-02/01/51)	1,084,698	0.5

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

198,885	(5) Citigroup, Inc., Repurchase Agreement dated 03/31/23, 4.81%, due 04/03/23 (Repurchase Amount $198,964, collateralized by various U.S. Government/U.S. Government Agency Obligations, 1.500%-7.000%, Market Value plus accrued interest $202,863, due 12/26/24-03/20/53)	198,885	0.0
1,084,698	(5) HSBC Securities USA, Repurchase Agreement dated 03/31/23, 4.80%, due 04/03/23 (Repurchase Amount $1,085,126, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.500%, Market Value plus accrued interest $1,106,392, due 06/15/24-02/15/53)	1,084,698	0.5
1,084,698	(5) Jefferies LLC, Repurchase Agreement dated 03/31/23, 4.91%, due 04/03/23 (Repurchase Amount $1,085,136, collateralized by various U.S. Government Agency Obligations, 0.000%-5.750%, Market Value plus accrued interest $1,106,399, due 04/14/23-03/21/28)	1,084,698	0.5
1,084,698	(5) RBC Dominion Securities Inc., Repurchase Agreement dated 03/31/23, 4.82%, due 04/03/23 (Repurchase Amount $1,085,128, collateralized by various U.S. Government/U.S. Government Agency Obligations, 0.000%-6.375%, Market Value plus accrued interest $1,106,392, due 04/06/23-02/20/53)	1,084,698	0.5

	Total Repurchase Agreements
	(Cost $4,537,677)	4,537,677	2.0

Shares		Value	Percentage of Net Assets
	Mutual Funds: 1.2%
2,568,000	(6) Morgan Stanley Institutional Liquidity Funds - Government Portfolio (Institutional Share Class), 4.730%
	(Cost $2,568,000)	2,568,000	1.2

	Total Short-Term Investments
	(Cost $7,105,677)	7,105,677	3.2

	Total Investments in Securities (Cost $211,581,468)	$224,096,271	101.7
	Liabilities in Excess of Other Assets	(3,851,116)	(1.7)
	Net Assets	$220,245,155	100.0

†	Unless otherwise indicated, principal amount is shown in USD.
(1)	Non-income producing security.
(2)	Security, or a portion of the security, is on loan.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3, whose value was determined using significant unobservable inputs.
(4)	Restricted security as to resale, excluding Rule 144A securities. As of March 31, 2023, the Portfolio held restricted securities with a fair value of $– or 0.0% of net assets. Please refer to the table below for additional details.
(5)	All or a portion of the security represents securities purchased with cash collateral received for securities on loan.
(6)	Rate shown is the 7-day yield as of March 31, 2023.

Voya Index Plus SmallCap Portfolio	PORTFOLIO OF INVESTMENTS
As of March 31, 2023 (Unaudited) (Continued)

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of March 31, 2023 in valuing the assets and liabilities:

	Quoted Prices in Active Markets for Identical Investments (Level 1)	Significant Other Observable Inputs (Level 2)	Significant Unobservable Inputs (Level 3)	Fair Value at March 31, 2023
Asset Table
Investments, at fair value
Common Stock*	$216,899,612	$–	$–	$216,899,612
Rights	–	2,902	–	2,902
Warrants	88,080	–	–	88,080
Short-Term Investments	2,568,000	4,537,677	–	7,105,677
Total Investments, at fair value	$219,555,692	$4,540,579	$–	$224,096,271
Liabilities Table
Other Financial Instruments+
Futures	$(38,319)	$–	$–	$(38,319)
Total Liabilities	$(38,319)	$–	$–	$(38,319)

+	Other Financial Instruments may include open forward foreign currency contracts, futures, centrally cleared swaps, OTC swaps and written options. Forward foreign currency contracts, futures and centrally cleared swaps are fair valued at the unrealized appreciation (depreciation) on the instrument. OTC swaps and written options are valued at the fair value of the instrument.
*	For further breakdown of Common Stock by sector, please refer to the Portfolio of Investments.

At March 31, 2023, Voya Index Plus SmallCap Portfolio held the following restricted securities:

Security	Acquisition Date	Acquisition Cost	Fair Value
Aduro Biotech, Inc. - CVR	10/6/2020	$–	$–
		$–	$–

At March 31, 2023, the following futures contracts were outstanding for Voya Index Plus SmallCap Portfolio:

Description	Number of Contracts	Expiration Date	Notional Amount	Unrealized Appreciation/ (Depreciation)
Long Contracts:
E-mini Russell 2000® Index	39	06/16/23	$3,536,325	$(38,319)
			$3,536,325	$(38,319)

At March 31, 2023, the aggregate cost of securities and other investments and the composition of unrealized appreciation and depreciation of securities and other investments on a tax basis were:

Cost for federal income tax purposes was $211,596,048.

Net unrealized appreciation consisted of:

Gross Unrealized Appreciation	$32,584,888
Gross Unrealized Depreciation	(20,122,984)
Net Unrealized Appreciation	$12,461,904